SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Fixed Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	8,965,562	9,313,314
Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum monthly scheme savings	£ 500
Time period to use savings	6 months
Discounted market price of shares	80.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	£ 0.67	£ 0.67
Weighted average remaining contractual life of outstanding share options	2.16	1.4
Weighted average fair value at measurement date, share options granted	£ 0.13	£ 0.15
Save-As-You-Earn [Member] | Bottom of range [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Contract Term Under Share based Payment Arrangement	3 years
Save-As-You-Earn [Member] | Top of range [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Contract Term Under Share based Payment Arrangement	5 years
Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	£ 0.65	£ 0.69
Weighted average remaining contractual life of outstanding share options	5.2	4.9
Weighted average fair value at measurement date, share options granted	£ 0.55	£ 0.62
Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted	0.48	0.57
Free Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum Employer Contribution To Free Shares Scheme	3,000
Employer Contribution To Free Shares Scheme	£ 200	£ 200
Number of other equity instruments granted in share-based payment arrangement	21,513,300	21,566,047
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.67	£ 0.69
Matching Shares [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	34,174,161	32,025,497
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.63	£ 0.67
Maximum Employer Contribution To Matching Shares Scheme	£ 45
2015 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	66.30%
2016 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	68.70%